Note 14 - Stock-based Compensation - RSUs Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Nonvested at January 1, 2017 (in shares) | shares	57,937,850
Nonvested at January 1, 2017 (in dollars per share) | $ / shares	$ 0.0438
Granted (in shares) | shares	35,906,700
Granted (in dollars per share) | $ / shares	$ 0.045
Vested (in shares) | shares	(20,281,800)
Vested (in dollars per share) | $ / shares	$ 0.0492
Forfeited and expired (in shares) | shares	(1,445,050)
Forfeited and expired (in dollars per share) | $ / shares	$ 0.0424
Nonvested at December 31, 2017 (in shares) | shares	72,117,700
Nonvested at December 31, 2017 (in dollars per share) | $ / shares	$ 0.0429